Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property Plant And Equipment [Abstract]
Depreciation and amortization expense	$ 0.5	$ 0.6